Schedule I, Condensed Financial Statements, of condensed income statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from [Abstract]
Total income	$ 1,043,822	$ 1,008,381	$ 971,797
Expenses [Abstract]
Other operating expenses	(299,994)	(284,461)	(260,318)
Profit/(loss) before income tax	97,928	14,950	3,333
Income tax benefits/(expense)	(42,659)	(119,837)	(1,666)
Profit/(loss) for the year attributable to the Company	41,596	(111,804)	(4,855)
Parent Company [Member]
Income from [Abstract]
Services	54,743	123,944	114,653
Other financial income	4,334	17,419	8
Total income	59,077	141,363	114,661
Expenses [Abstract]
Other operating expenses	(189,116)	(21,173)	(26,132)
Interest	(42,321)	(46,292)	(35,615)
Other financial expenses	(12,083)	(21,333)	(21,651)
Total expenses	(243,520)	(88,798)	(83,398)
Profit/(loss) before income tax	(184,443)	52,565	31,263
Income tax benefits/(expense)	0	0	0
Profit/(loss) for the year attributable to the Company	$ (184,443)	$ 52,565	$ 31,263